Post Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Evolution during Each Period

The evolution during each period is detailed below:

	12/31/2018	12/31/2017
Balances at the beginning	666,627	344,883
Charged to profit or loss	81,613	415,111
Benefits paid to participants	(352,158)	(93,367)
Balances at closing	396,082	666,627